SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2014
SHAREHOLDERS' EQUITY [Abstract]
Summary of Fair Value Weighted Average Assumptions
The fair value for options granted in the periods presented is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2014	2013
	Unaudited

Risk free interest	1.16%	0.57%
Dividend yields	0%	0%
Volatility	63%	81%
Expected life (in years)	4	4

Schedule of Stock Option Activity
The following is a summary of the Company's stock options activity for the six months ended June 30, 2014:

	Number of options (in thousands)	Weighted Average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	Unaudited

Outstanding at December 31, 2013	1,715	$3.47
Granted	432	11.10
Exercised	(425)	1.56
Canceled or forfeited	(17)	7.36

Outstanding at June 30, 2014	1,705	$5.85	3.79	$5,153

Exercisable at June 30, 2014	868	$2.59	2.30	$4,574

Vested and expected to vest at June 30, 2014	1,623	$5.64	3.70	$5,129

Schedule of Stock-Based Compensation Expense
The following table shows the total stock-based compensation expense included in the interim consolidated statements of operations:

	Six months ended June 30,
	2014	2013
	Unaudited

Research and development	$191	$132
Selling and marketing	298	88
General and administrative	188	86

Total stock-based compensation expense	$677	$306